Financial Assets and Financial Liabilities (Trade and Other Receivables, Movements of Impairment Provision for Trade and Other Receivables) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
As at 1 January	¥ 1,053	¥ 992
Provision for receivables impairment	39	66
Receivables written off during the year as uncollectible	(894)	(5)
As at 31 December	¥ 198	¥ 1,053